Stock Option Plans and Warrants to Purchase Common Stock (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) item shares	Jun. 20, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
Stock Option Plans and Warrants to Purchase Common Stock
Number of equity programs | item	4
Shares issues (in shares)	893,355		229,919	56,609
Total compensation cost (in Dollars) | $	$ 973,000
Stock options
Stock Option Plans and Warrants to Purchase Common Stock
Stock option expected year	3 years
Grant 2015 Plan
Stock Option Plans and Warrants to Purchase Common Stock
Shares available for grant	0
Grant 2025 plan
Stock Option Plans and Warrants to Purchase Common Stock
Shares available for grant	5,309,912	6,000,000
Equity incentive
Stock Option Plans and Warrants to Purchase Common Stock
Future issuance	0